BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of balances with related parties [Table Text Block]
	December 31,
	2023	2022

Other accounts receivables	$-	$83

Other accounts payables	$239	$693

Disclosure of transactions between related parties [Table Text Block]
	Year ended December 31,
	2023	2022	2021

General and administrative and Interest expenses	$641	$1,064	$1,116

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2023	2022	2021

Payroll and related expenses	$704	$916	$1,379

Share-based compensation	$513	$437	$4,349

Professional fees *)	$852	$1,040	$1,029

*)	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.